EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT	12 Months Ended
Dec. 31, 2019
Disclosure of controlling interest equity [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]

NOTE 25 – EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT

Authorized, issued and outstanding shares as of December 31, 2019 and 2018 consisted of the following:

	December 31, 2019	December 31, 2018
Authorized shares	120,000,000,000	120,000,000,000
Subscribed fully paid shares	22,281,017,159	22,281,017,159
Total outstanding shares	22,281,017,159	22,281,017,159

The outstanding shares are as follows:
Common voting shares (1)	15,137,789,974	15,164,816,696
Preferred non-voting shares (2)	7,143,227,185	7,116,200,463
(1)	Common Voting shares with a nominal value of (Ps. 1) Colombian peso.
(2)

Since 2011, Grupo Aval allows its shareholders to convert their common shares into preferred shares. For the years ended December 31, 2019 and 2018, 27,026,722 and 8,364,069 common shares were converted into preferred shares, respectively. Preferred shares have the right to receive a preferential minimum dividend of one Colombian peso (Ps. 1) per semester per share. This preferential minimum dividend is only applicable when dividends declared for common shares are less than one Colombian peso (Ps. 1). Preferential minimum dividends are not cumulative.

25.1  Appropriated retained earnings

As of December 31, 2019, and 2018 the appropriation of retained earnings is as follows:

	December 31, 2019		December 31, 2018
Retained earnings	Ps.	2,475,939	Ps.	2,321,729
Withholding Tax over dividends		(14,344)		—
Legal reserve		11,140		11,140
Statutory and voluntary reserves		7,816,338		6,265,450
	Ps.	10,289,073	Ps.	8,598,319

25.1.1  Legal Reserve

In accordenace with current legal regulations, Grupo Aval and its subsidiaries in Colombia shall create a legal reserve through the appropriation of (10%) of the net profits of each year up to an amount equal to (50%) of the subscribed capital stock. This reserve may be reduced below (50%) of the subscribed capital stock to stem losses in excess of retained earnings. The legal reserve cannot be less than the percentage aforementioned except to cover losses in excess of retained earnings.

25.1.2  Statutory and Voluntary Reserves

The Statutory and voluntary reserves are determined during the Shareholders Meetings.

25.2  Declared Dividends

The dividends are decreed and paid to shareholders based on occasional reserves available to the Board, the dividends decreed were as follows

	December 31, 2018		December 31, 2017		December 31, 2016
Net income for the periods ended in	Ps.	2,887,749	Ps.	2,001,178	Ps.	1,053,594
Cash dividends declared		In the general assembly held in March 2019, 60.00 pesos per share payable in twelve installments of 5.00 pesos per share, from April 2019 to March 2020.		In the general assembly held in March 2018, 48.00 pesos per share payable in twelve installments of 4.00 pesos per share, from April 2018 to March 2019.		In the general assembly held in March 2017, 58.80 pesos per share payable in twelve installments of 4.90 pesos per share, from April 2017 to March 2018.
Total outstanding shares		22,281,017,159		22,281,017,159		22,281,017,159
Total dividends declared	Ps.	1,336,861	Ps.	1,069,489	Ps.	1,310,124

25.3  Earnings per share

•	Basic earnings per share

Grupo Aval calculates basic earnings per share by dividing net income for the year attributable to controlling interest of Grupo Aval parent company by the weighted average number of shares outstanding during the year (including common and preferred shares).

The following table summarizes the earnings per share for the year ended as of December 31, 2019,  2018 and 2017:

	December 31, 2019		December 31, 2018		December 31, 2017
Net income for the year	Ps.	5,365,454	Ps.	5,184,551	Ps.	3,162,433
Less: participation of non- controlling interests		(2,331,045)		(2,271,857)		(1,200,019)
Net income attributable to owners of the parent		3,034,409		2,912,694		1,962,414

Less: preferred dividends declared		—		—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		(970,070)		(929,656)		(622,215)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	2,064,339	Ps.	1,983,038	Ps.	1,340,199
Weighted average number of common shares outstanding used in basic EPS calculation (2)		15,158,004,812		15,169,502,784		15,216,468,601
Basic and Diluted earnings per share to common shareholders (pesos)		136.188		130.725		88.076
Basic and Diluted earnings per ADS in Colombian pesos (3)		2,723.76		2,614.51		1,761.51
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)		22,281,017,159		22,281,017,159		22,281,017,159
Basic earnings of the owners of the parent per share in Colombian pesos		136.188		130.725		88.076
(1)	Based on a weighted average of preferred shares.
(2)	Averages based on an end of month number of preferred or common shares.
(3)	Each ADS represents 20 preferred shares.
•	Diluted earnings per share

At December 31, 2019,  2018 and 2017, Grupo Aval did not have any dilutive instruments.

25.4  Equity transactions

On September 30, 2019, some transactions took place which resulted in changes to the interests which Grupo Aval and its subsidiaries have on the following investments:

The Board of Directors of Proyectos de Infraestructura - PISA S.A. authorized the purchase of 290,061,750 minority shares equivalent to 49.50% of Concesiones CCFC S.A.S., for a value of 67,097 million, with which PISA S.A. increased its ownership from 50.50% to 100% of CCFC S.A.S.

During Corficolombiana´s dividend distribution process, Grupo Aval and its subsidiaries received dividends in shares, unlike some minority shareholders who chose to receive the dividend payment in cash, generating a dilution effect at a consolidated level for Grupo Aval, which resulted in a modification of its participation going from 38.25% to 38.63%.

25.5  Consolidated Other Comprehensive Income (OCI):

Components of Accumulated Other Comprehensive Income for the years ended December 31, 2019,  2018 and 2017 are as follows:

		Net gain (loss) on hedges of net investment in foreing operations		Cash flow hedges		Foreing currency translation differences from unhedged foreign operations		Effect of moving investment properties for own use		Unrealized gains (losses) debt securities		Unrealized gains (losses) Equitysecurities		Investments in associates and join ventures		Actuarial gains(losses)		Income tax		Total comprehensive income, net of taxes
Beginning balance 2016	Ps.	(207,527)	Ps.	7,786	Ps.	(74,911)	Ps.	—	Ps.	(272,216)	Ps.	489,884	Ps.	91,509	Ps.	(32,225)	Ps.	1,276,840	Ps.	1,279,140
Current-period change		203		(2,340)		(91,497)		—		284,480		57,245		1,128		(100,232)		(73,617)		75,370
Ending balance 2017	Ps.	(207,324)	Ps.	5,446	Ps.	(166,408)	Ps.	—	Ps.	12,264	Ps.	547,129	Ps.	92,637	Ps.	(132,457)	Ps.	1,203,223	Ps.	1,354,510
Change in accounting policy		—		—		—		—		56,198		71,229		(3,691)		—		(19,723)		104,013
Current-period change		541		(19,789)		(299,804)		—		(107,084)		(134,084)		22,400		18,013		310,056		(209,751)
Ending balance 2018	Ps.	(206,783)	Ps.	(14,343)	Ps.	(466,212)	Ps.	—	Ps.	(38,622)	Ps.	484,274	Ps.	111,346	Ps.	(114,444)	Ps.	1,493,556	Ps.	1,248,772
Current-period change		(2,931)		13,469		128,135		5,288		426,300		237,781		(9,061)		(61,222)		(36,029)		701,730
Ending balance 2019	Ps.	(209,714)	Ps.	(874)	Ps.	(338,077)	Ps.	5,288	Ps.	387,678	Ps.	722,055	Ps.	102,285	Ps.	(175,666)	Ps.	1,457,527	Ps.	1,950,502

	Non -controlling interest		Owners of the parent		Total comprehensive income, net of taxes
Beginning balance 2016	Ps.	529,523	Ps.	749,617	Ps.	1,279,140
Current-period change		38,121		37,249		75,370
Ending balance 2017	Ps.	567,644	Ps.	786,866	Ps.	1,354,510
Change in accounting policy		58,180		45,833		104,013
Current-period change		(73,825)		(135,926)		(209,751)
Ending balance 2018	Ps.	551,999	Ps.	696,773	Ps.	1,248,772
Current-period change		305,056		396,674		701,730
Ending balance 2019	Ps.	857,055	Ps.	1,093,447	Ps.	1,950,502